Share Based Compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation
Equity-settled plans	$ 17	$ 21
Cash-settled plans	484	301
Total share-based compensation expense	$ 501	$ 322